Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended				36 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Property and equipment, net
Total	¥ 396,751		¥ 225,363		¥ 396,751	$ 62,259
Less: accumulated depreciation	(164,878)		(81,499)		(164,878)	(25,873)
Property and equipment, net	231,873		143,864		231,873	36,386
Depreciation expense	123,500	$ 19,400	135,659	¥ 97,997
Impairment					0
Leasehold improvements
Property and equipment, net
Total	275,304		130,499		275,304	43,201
Warehouse cabinet and equipment.
Property and equipment, net
Total	113,204		87,320		113,204	17,764
Office furniture and electronic equipment.
Property and equipment, net
Total	¥ 8,243		¥ 7,544		¥ 8,243	$ 1,294